RESTRICTED CASH AND INVESTMENTS (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 11,994	$ 12,255	$ 12,184
Cash and cash equivalents
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	2,859	85	3,049
Investments
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	9,135	12,170	9,135
Elliot Lake reclamation trust fund
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	2,859	3,120	3,049
Letters of credit facility pledged assets
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	9,000	9,000	9,000
Letters of credit additional collateral
DisclosureOfRestrictedCashAndInvestmentsLineItems [Line Items]
Restricted cash and investments	$ 135	$ 135	$ 135